Operating Segment and Revenue Information - Schedule of Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Receivables from contracts with customers
Trade receivables	¥ 575,431	¥ 617,518
Contract assets
Unbilled receivables	2,628	5,926
Contract liabilities
Deferred income	8,609	50,832
Advance payments	¥ 19	¥ 81